Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Schedule of names of the related parties

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principle shareholder
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management

Schedule of amounts due from and due to related parties

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Amounts due from related parties：
Hainan Huiliu	3,876	1,430	197

Schedule of transactions with related parties

	Six Months End June 30,
	2022	2023	2023
	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	41,747	21,693	2,992
Shenyang Bokai	1,388	—	—
Total	43,135	21,693	2,992